PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Schedule of Personnel Expenses

	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Wages and salaries	25,885	26,475	26,316
Social welfare costs	2,538	2,585	2,424
Pension costs	503	490	459
Tax settlement (Note 6)	5,094	—	—
Share-based payments	758	1,369	928

	34,778	30,919	30,127

Schedule of Persons Employed by the Group in the Financial Year
The average number of persons employed by the Group in the financial year was 579 (2018: 575) (2017: 556) and is analysed into the following categories:

	December 31, 2019	December 31, 2018	December 31, 2017
Research and development	57	59	60
Administration and sales	159	163	162
Manufacturing and quality	363	353	334

	579	575	556